Income and loss per share - Schedule of income (loss) per share (Details) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [Abstract]
Basic weighted average number of common shares outstanding	347,059,039	326,895,000
Effect of dilutive stock options and warrants	13,259,446	0
Effect of convertible loan	6,128,917	0
Diluted weighted average common shares outstanding	366,447,402	326,895,000